Loan Activity for Officers, Directors and Affiliates (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Related Party Transaction [Line Items]
Balance at beginning of year	$ 37,626
New loans	5,283
Repayments	(8,420)
Changes in affiliated persons	(12)
Balance at end of year	$ 34,477